SHARE BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended		12 Months Ended								0 Months Ended		1 Months Ended						12 Months Ended								1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		15 Months Ended	1 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended
	Jun. 30, 2011	Jan. 31, 2010	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 20, 2011	Dec. 19, 2011	Jul. 10, 2013 Subsequent Event [Member]	Feb. 05, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	May 31, 2013 Mr. Zolotas [Member] Subsequent Event [Member]	Dec. 31, 2011 Restricted Stock [Member]	Jan. 31, 2011 Restricted Stock [Member]	Apr. 30, 2010 Restricted Stock [Member]	Jan. 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]		Dec. 31, 2011 Restricted Stock [Member]		Dec. 31, 2010 Restricted Stock [Member]		Dec. 31, 2009 Restricted Stock [Member]		Jul. 31, 2011 Restricted Stock [Member] Two Year Vesting Schedule [Member]	Dec. 31, 2009 Restricted Stock [Member] Two Year Vesting Schedule [Member]	Dec. 31, 2011 Restricted Stock [Member] Three Year Vesting Schedule [Member]	Dec. 31, 2012 Restricted Stock [Member] Three Year Vesting Schedule [Member]	Dec. 31, 2009 Restricted Stock [Member] Three Year Vesting Schedule [Member]	Apr. 30, 2010 Restricted Stock [Member] Vested Over One Year Period [Member]	Apr. 30, 2010 Restricted Stock [Member] Vested Three Year Vesting Period [Member]	Dec. 31, 2012 Executive Officers [Member]	Dec. 31, 2011 Executive Officers [Member]	Dec. 31, 2010 Executive Officers [Member]	Dec. 31, 2012 Board of Directors Chairman [Member] Restricted Stock [Member]	Feb. 29, 2012 Board of Directors Chairman [Member] Restricted Stock [Member]	Dec. 31, 2011 Board of Directors Chairman [Member] Restricted Stock [Member]	Feb. 28, 2011 Board of Directors Chairman [Member] Restricted Stock [Member]	Dec. 31, 2012 Three Board Members [Member] Restricted Stock [Member]	Dec. 31, 2011 Three Board Members [Member] Restricted Stock [Member]	Dec. 31, 2011 Employees, Officers and Directors [Member] Restricted Stock [Member]	Apr. 30, 2011 Employees, Officers and Directors [Member] Restricted Stock [Member]	Dec. 31, 2012 Employees, Officers and Directors [Member] Restricted Stock [Member]	Dec. 31, 2011 Employees, Officers and Directors [Member] Restricted Stock [Member]	Dec. 31, 2012 Approval from Board of Directors [Member] Restricted Stock [Member]
Share Based Compensation [Line Items]
Increment in reserved common shares									2,083,334	583,334
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			1,659,000	1,214,000
Share Based Compensation Salary																																		$ 1,450,000	$ 1,300,000	$ 1,300,000
Share Based Compensation Bonus																																		1,450,000	300,000	300,000
Stock Issued During Period Shares Share Based Compensation Per Share																																		$ 2.00	$ 2.00	$ 24.00
Stock Issued During Period, Shares, Share-based Compensation, Gross																																		1,450,000	800,000	66,667
Severance Agreements Termination Description			(i) five times his then current base salary, (ii) five times his annual bonus and (iii) the lesser of (x) the number of shares of the Companys common shares valued at two times his annual bonus at a price per share equal to the average trading price during the previous 30 trading days or (y) 20,000,000 shares, in each case within 30 days following the effectiveness of the termination.
Minimum Percentage Of Assets On Acquisition			50.00%
Minimum Percentage Of Voting Power Of Equity			50.00%
Maximum Percentage Of Voting Power Of Equity After Transaction			50.00%
Allocated Share-based Compensation Expense																			2,412,000		1,884,000		1,838,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																	5,417	6,668			1,984,751	[1],[2],[3],[4]	12,085	[5]								1,667	3,750						350,000	8,335			1,261,166	365,250
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number															1,931,600				824,326		1,931,600		193,752		181,667	[6]		166,667			15,000														92,150
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																1,250			(589,538)	[1],[2],[3],[4],[6]	(181,252)	[5],[6]					83,334										210,000	140,000			3,334				50,600		183,104
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period															2,500				(517,736)	[2],[4]	(65,651)	[1],[2],[5],[6]							5,000													5,001				53,150	425,586
Restricted Stock Expected To Vest In Next Fiscal Year																														2,500															169,350
Percentage Of Grants Vested On Each Anniversary Of Issuance Date																																														25.00%
Restricted Stock Expected To Be Vested On Third Anniversary																					946,236
Restricted Stock Expected To Be Vested On Original Vesting Date																			652,476
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options																			309,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	250,000						250,000	25,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							36 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	145,833		170,833
Stock or Unit Option Plan Expense				194,000		842,000
Reduction Of Compensation Expense Due To Forfeited Shares				496,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			6 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			0
Restricted Stock Expected To Be Vested Over Next Fiscal Year																																											314,930
Base Salary Under Employment Agreement		1,500,000
Bonus Per Year Under Employment Agreement		$ 4,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				104,167	[7]
Stock Issued During Period, Shares, New Issues											61,000,000	43,931	620,149	5,083,769

[1]	8,335 shares were granted to members of the board of directors on February 1, 2011. Of such shares, 5,001 shares were forfeited on December 31, 2011 due to the resignation of three board members and 3,334 shares were fully vested in 2012.
[2]	365,250 shares were granted on April 1, 2011 to employees, officers and directors with original vesting date April 1, 2013. Of such shares, 53,150 shares were forfeited during 2011 and 92,150 as of December 31, 2012. 50,600 were fully vested as of December 31, 2012. The remaining 169,350 shares will fully vest on April 1, 2013, unless forfeited prior to such time.
[3]	350,000 shares were granted to members of the board of directors on December 21, 2011, of which 140,000 shares were vested upon issuance (February 15, 2012) and the remaining 210,000 shares were vested on December 31, 2012.
[4]	1,261,166 shares were granted on December 21, 2011 to employees, officers and directors which were to be vested as follows: (i) 314,930 shares, were to be vested over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 946,236 shares were to be vested on the third anniversary of the issuance date (February 15, 2015). During 2012, 425,586 of such shares were forfeited and 183,104 were fully vested earlier than their original vesting date, upon approval from the Board of Directors. The remaining 652,476 shares will fully vest on their original vesting date, unless forfeited prior to such time.
[5]	6,668 shares were granted on January 1, 2010 and vested over a one year period (January 1, 2011). 5,417 shares were granted on April 15, 2010, of which: (a) 1,667 vested over a one year period (January 1, 2011) and (b) 3,750 with an original three-year vesting period (at January 1, 2011, 2012 and 2013) were treated as follows: (i) 1,250 vested on January 1, 2011 and (ii) the remaining 2,500 were forfeited on December 31, 2011 due to the resignation of one board member.
[6]	181,667 shares were granted on the date of the recapitalization; 166,667 shares had a two-year vesting schedule (at January 1, 2011 and 2012), of which 83,334 shares, with an original vesting date January 1, 2012, were vested in July 15, 2011 upon the resignation of the former Chief Financial Officer; and 15,000 shares had a three-year vesting schedule (at January 1, 2011, 2012 and 2013), of which 5,000 shares, with an original vesting date of January 1, 2012 and January 1, 2013, were forfeited on December 31, 2011 due to the resignation of two board members. The remaining 2,500 shares will fully vest on January 1, 2013.
[7]	In 2008, the Company granted 25,000 share options to purchase common shares subject to a vesting period of three annual equal installments. On October 13, 2009, all these shares were vested due to the recapitalization.